TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF INFORMATION ABOUT TRADE PAYABLES
	As of December 31,
	2023	2022
	RMB’000	RMB’000
Trade payables	-	3,079